BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 93.1%				$1,601,385,860
(COST $1,761,094,624)

Asset-Backed Securities - 11.0%				188,838,700
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	124,134	121,661
AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	4,597,265	4,672,585
AASET Trust, Series 2024-1A A1 (h)	6.261	05/16/49	2,363,269	2,427,736
American Airlines, Series 2017-1 A	4.000	08/15/30	193,110	183,393
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	2,253,155	2,248,964
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	583,551	585,862
Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	3,993,113	3,920,154
Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	570,445	562,597
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	2,450,160	2,290,963
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	1,032,735	1,032,059
Centerline Logistics Corp., Series CLC 2023-1 A2 (h)	9.750	12/15/27	6,825,989	6,953,567
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,102,138	23,906,554
CVS Pass-Through Trust	6.943	01/10/30	1,280,502	1,315,714
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(h)	6.213	02/15/40	622,064	584,765
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	5,204,083	4,257,335
ECAF I Ltd., Series 2015-1A B1 (h)(i)	5.802	06/15/40	19,177,362	6,376,013
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	2,888,439	2,615,962
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,601,918	10,181,571
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	1,986,123
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	1,715,265	1,650,943
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	2,927,440
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	636,546	625,433
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	1,345,665	1,308,686
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	14,948,561
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	1,099,305	1,083,431
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	1,206,536	971,490
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	26,863,998
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	3,820,682	3,631,558
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	314,319	308,810
METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	12,577,093	8,426,400
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	8,264,480
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,265,612
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	3,870,243	3,630,095
PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	3,836,109	1,583,546
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	548,170	537,251
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,255,157
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	5,470,155	5,268,945
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	2,733,909	2,667,638
TGIF Funding LLC, Series 2017-1A A2 (h)(i)	6.202	04/30/47	10,990,469	9,468,019
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	3,239,676
United Air Lines, Series 2020-1 A	5.875	04/15/29	2,131,073	2,168,334
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,181,851	1,096,155
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	4,462,442	4,423,464

Commercial Mortgage-Backed Securities - 11.9%				203,918,480
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	3,000,000	2,792,543
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 1.26448%), floor 1.150%) (d)(h)	5.576	06/15/31	5,608,848	5,381,008
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.457	11/10/48	7,000,000	4,830,714
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.745	02/10/49	5,000,000	4,025,492
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,764,230
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.751	04/10/47	5,000,000	4,686,438
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(h)	4.568	08/10/47	9,740,000	3,207,577
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,149,573
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.665	09/10/47	6,500,000	5,980,000
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.375	02/10/48	540,000	486,331
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.333	07/10/50	2,500,000	2,175,899
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.421	12/15/49	3,000,000	2,655,001
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.960	04/15/50	1,780,000	1,609,838
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,838,474
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.237	06/15/57	3,579,000	3,296,736
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.112	08/15/48	3,905,000	3,612,125
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.362	08/15/48	5,795,000	3,875,697
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,747,746
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	4.758	05/10/44	4,197,000	2,937,858
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.417	09/10/47	4,340,000	4,056,032
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	4,586,876
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	2,359,149	2,232,469
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,404,484
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.577	12/15/47	1,221,769	1,179,630
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(h)(i)	4.327	07/15/47	5,000,000	3,000,550
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	3.860	07/15/45	2,541,398	2,439,742
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	3.935	08/15/46	2,770,047	2,550,069
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.484	02/15/47	5,060,000	4,844,950
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(h)	4.510	09/15/47	4,966,000	3,277,610
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B (f)	4.116	11/15/47	10,400,000	9,414,619
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.434	10/15/48	5,496,426	5,419,194
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	418,825
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	3.980	07/15/46	2,750,000	2,406,271
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.077	08/15/46	4,502,311	4,204,033
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.749	10/15/46	580,102	542,401
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.658	06/15/47	7,015,936	6,594,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.129	03/15/48	8,000,000	7,140,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.202	04/15/48	5,000,000	3,271,901
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.213	06/15/44	394,199	389,469
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.572	12/15/48	6,500,000	5,947,499
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.114	12/15/49	5,000,000	3,793,537
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,162,414
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.591	11/15/48	5,000,000	4,832,070
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,497,315
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.560	09/15/58	800,000	783,191
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.464	09/15/48	5,000,000	4,651,832
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.109	11/15/59	3,000,000	2,415,228
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.921%), floor 0.875%) (d)(h)	5.233	12/15/34	1,625,000	1,521,805
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	916,251	839,944
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.311	12/15/45	7,000,000	5,763,174
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.841	06/15/46	1,500,000	1,400,970
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.206	08/15/46	3,800,000	3,401,038
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,712,600
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,846,130
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,137,550
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.516	06/05/35	2,900,000	2,784,718

Convertible Bonds - 0.0%^				100,000
FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 65.3%				1,122,890,504
3M Co.	2.650	04/15/25	500,000	498,702
3M Co. (TSFR3M - 0.08839%) (d)	4.249	12/21/40	3,863,000	3,824,370
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,906,665
A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,471,999
AbbVie Inc.	4.500	05/14/35	500,000	480,597
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,816,651
Actavis Funding SCS	3.800	03/15/25	3,559,000	3,554,133
Affiliated Managers Group, Inc.	5.500	08/20/34	2,250,000	2,231,947
Albemarle Corp.	5.050	06/01/32	7,250,000	7,025,781
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,335,643
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	1,000,000	958,410
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,984,760
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,182,500
American Tower Corp.	4.000	06/01/25	2,000,000	1,994,641
Amgen Inc.	5.507	03/02/26	238,000	238,033
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	555,963
Aptiv Swiss Holdings Ltd.	4.650	09/13/29	7,000,000	6,901,039
Aptiv Swiss Holdings Ltd.	5.150	09/13/34	2,485,000	2,395,583
Ares Capital Corp.	4.250	03/01/25	754,000	754,000
Arrow Electronics, Inc.	4.000	04/01/25	2,623,000	2,620,529
Arrow Electronics, Inc.	5.875	04/10/34	5,420,000	5,503,559
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)	7.000	12/15/66	12,106,000	11,827,263
AT&T Inc.	7.700	05/01/32	1,000,000	1,133,654
AT&T Inc.	4.500	05/15/35	1,750,000	1,650,434
Avnet, Inc.	6.250	03/15/28	2,000,000	2,072,171
Avnet, Inc.	3.000	05/15/31	580,000	506,123
Avnet, Inc.	5.500	06/01/32	4,549,000	4,555,433
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,600,000
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(g)	5.020	03/16/25	2,200,000	1,831,820
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)	4.375	10/30/30	12,500,000	12,172,763
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	671,000	532,693
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (d)(g)	6.709	08/25/25	6,977,000	6,991,728
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	977,862
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	856,992
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(h)	8.643	10/15/29	3,000,000	2,947,921
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	8,121,600
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (d)	9.250	09/01/34	5,000,000	5,233,500
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,613,784
Boeing Co.	5.150	05/01/30	2,300,000	2,304,118
Boeing Co.	6.125	02/15/33	1,000,000	1,042,469
Boeing Co.	3.300	03/01/35	1,881,000	1,511,026
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,800,000
Booz Allen Hamilton Inc.	5.950	08/04/33	2,250,000	2,308,874
BorgWarner, Inc.	5.400	08/15/34	4,401,000	4,399,120
Boston Properties LP	3.650	02/01/26	1,221,000	1,206,668
Boston Properties LP	3.250	01/30/31	4,085,000	3,659,985
Boston Properties LP	5.750	01/15/35	2,755,000	2,732,287
Brandywine Operating Partnership, L.P.	3.950	11/15/27	1,250,000	1,194,809
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,718,213
Brown & Brown, Inc.	5.650	06/11/34	2,073,000	2,117,892
Brunswick Corp.	2.400	08/18/31	2,781,000	2,316,561
Brunswick Corp.	4.400	09/15/32	5,600,000	5,175,277
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	12,111,816
Cabot Corp.	3.400	09/15/26	732,000	718,586
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,494,363
Carrington Holding Co., LLC (h)	9.250	05/15/29	5,000,000	5,023,253
Carrington Holding Co., LLC (h)	9.750	05/15/31	5,000,000	5,044,922
CDW LLC / CDW Finance Corp.	4.125	05/01/25	675,000	673,174
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,035,449
CDW LLC / CDW Finance Corp.	5.550	08/22/34	2,500,000	2,488,325
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,352,500
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,413,006
Choice Hotels Int'l., Inc.	3.700	01/15/31	1,102,000	1,012,654
Choice Hotels Int'l., Inc.	5.850	08/01/34	6,900,000	7,000,721
Cigna Group	5.250	02/15/34	750,000	754,503
Cincinnati Financial Corp.	6.125	11/01/34	2,500,000	2,654,006
Citibank, N.A.	5.570	04/30/34	750,000	774,274
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	4.329	12/02/62	1,000,000	971,037
Citigroup, Inc. (USISOA10 + 0.000%) (d)	4.468	04/27/25	2,000,000	1,996,018
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/28	740,000	637,443
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/15/28	245,000	214,462
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/23/29	1,152,000	945,559
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)	0.000	11/19/30	727,000	575,134
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/33	1,394,000	1,002,892
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	2,028,063
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	5.133	08/25/36	868,000	789,626
CNO Financial Group, Inc.	5.250	05/30/25	1,407,000	1,406,950
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.258	04/04/45	448,000	447,739
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.426	12/04/46	1,375,000	1,354,432
Comcast Corp.	5.300	06/01/34	1,250,000	1,268,356
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)	5.332	08/25/33	8,000,000	7,741,917
Comerica Inc.	4.000	02/01/29	2,000,000	1,925,148
Concentrix Corp.	6.850	08/02/33	7,056,000	7,322,026
Congressional Bancshares, Inc. (TSFR3M + 4.390%) (d)(h)	8.856	12/01/29	5,000,000	4,913,670
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,653,964
Cox Communications, Inc.	7.625	06/15/25	3,565,000	3,576,787
Crown Capital Holdings LLC (e)(f)(h)(i)	12.500	01/15/25	7,000,000	4,340,000
Crown Castle Inc.	3.300	07/01/30	1,217,000	1,124,225
CVS Health Corp.	5.300	06/01/33	1,000,000	991,861
CVS Health Corp.	4.875	07/20/35	4,770,000	4,496,743
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,099,421
Darden Restaurants, Inc.	6.000	08/15/35	675,000	695,860
Dell International LLC / EMC Corp.	4.850	02/01/35	2,100,000	2,023,824
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,333,618
Deutsche Bank AG	4.500	04/01/25	700,000	699,245
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,046,443
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	467,852
Discovery Communications, LLC	3.625	05/15/30	1,200,000	1,088,958
Dollar General Corp.	5.000	11/01/32	2,000,000	1,960,155
Dollar General Corp.	5.450	07/05/33	3,060,000	3,083,890
Dollar Tree, Inc.	4.000	05/15/25	1,688,000	1,683,863
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,300,000
EIDP, Inc. (TSFR3M - 0.03839%) (d)	4.299	12/21/40	515,000	509,705
Enact Holdings, Inc.	6.250	05/28/29	2,500,000	2,571,160
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,046,698
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)	7.538	06/01/67	8,538,000	8,476,677
EPR Properties	3.600	11/15/31	5,897,000	5,291,889
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (d)(h)	8.375	09/01/34	4,000,000	4,088,945
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)	6.970	05/01/67	11,455,000	11,161,290
F&G Annuities & Life, Inc.	6.250	10/04/34	7,198,000	7,173,010
F&M Financial Services Corp. (TSFR3M + 4.840%, floor 4.840%) (d)(h)	9.189	09/17/29	9,000,000	8,979,426
FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(h)	8.354	10/15/28	6,500,000	6,435,262
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(h)	8.952	11/01/29	7,000,000	6,932,102
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(g)	7.719	03/31/25	1,498,000	1,494,286
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,979,156
First Horizon Corp.	4.000	05/26/25	2,410,000	2,402,806
Fiserv, Inc.	5.600	03/02/33	1,000,000	1,030,415
Flex Ltd.	4.750	06/15/25	4,207,000	4,200,720
Flex Ltd.	6.000	01/15/28	1,000,000	1,029,656
Flex Ltd.	4.875	06/15/29	2,497,000	2,488,919
Flowserve Corp.	3.500	10/01/30	899,000	833,294
FMC Corp.	5.150	05/18/26	825,000	825,350
FMC Corp.	3.200	10/01/26	3,343,000	3,253,134
FNB Corp.	4.875	10/02/25	2,000,000	1,989,375
FNB Corp. (TSFR3M + 3.28161%) (d)(h)	7.726	12/06/28	3,000,000	2,942,884
Ford Motor Credit Co. LLC	3.375	11/13/25	10,000,000	9,868,377
FPL Group, Inc. (TSFR3M + 2.32911%) (d)	6.640	10/01/66	1,535,000	1,501,753
GATX Corp.	3.250	03/30/25	500,000	499,201
GE Capital Funding, LLC	3.450	05/15/25	200,000	199,290
Georgia-Pacific LLC	7.375	12/01/25	421,000	430,279
Global Payments Inc.	2.900	05/15/30	1,000,000	904,939
Global Payments Inc.	2.900	11/15/31	1,154,000	1,010,977
Globe Life Inc.	5.850	09/15/34	6,000,000	6,146,207
GLP Capital L.P. / GLP Financing II, Inc.	5.250	06/01/25	500,000	500,000
Goldman Sachs Group, Inc. (TSFR3M + 1.96161%) (d)	6.258	04/05/26	1,000,000	1,000,842
Great Ajax Operating Partnership L.P. (c)(h)	9.875	09/01/27	3,500,000	3,436,776
Hallmark Financial Services, Inc. (e)(f)	6.250	08/15/29	13,000,000	2,697,500
Harley-Davidson, Inc.	3.500	07/28/25	5,000,000	4,971,438
Harman Int'l. Industries, Inc.	4.150	05/15/25	2,000,000	1,995,200
Hasbro, Inc.	3.550	11/19/26	250,000	245,178
Hasbro, Inc.	6.050	05/14/34	7,600,000	7,812,948
HCA Inc.	5.250	06/15/26	2,000,000	2,008,004
HCA Inc.	7.500	11/06/33	4,273,000	4,787,071
Healthcare Realty Holdings LP	2.050	03/15/31	1,705,000	1,419,471
HF Sinclair Corp.	6.375	04/15/27	2,921,000	2,962,484
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,540,737
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,645,111
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,452,569
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,920,000
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,750,000	6,729,345
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	6,848,142
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,208,640
Humana Inc.	5.375	04/15/31	2,000,000	2,015,363
Humana Inc.	5.950	03/15/34	3,750,000	3,858,785
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,814,572
Huntsman Int'l. LLC	2.950	06/15/31	3,307,000	2,815,338
Huntsman Int'l. LLC	5.700	10/15/34	4,550,000	4,404,524
Hyatt Hotels Corp.	5.500	06/30/34	2,221,000	2,207,836
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,574,157
Illumina, Inc.	5.800	12/12/25	2,000,000	2,013,549
Independent Bank Group, Inc. (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)	4.000	09/15/30	2,000,000	1,945,100
Intel Corp.	3.700	07/29/25	2,000,000	1,991,198
Intel Corp.	4.000	12/15/32	2,000,000	1,840,548
Intel Corp.	5.150	02/21/34	1,000,000	984,245
International Business Machines Corp.	4.000	07/27/25	2,000,000	1,996,854
Jabil Inc.	3.950	01/12/28	2,250,000	2,201,346
Jabil Inc.	3.600	01/15/30	500,000	469,296
Jacobs Engineering Group Inc.	5.900	03/01/33	1,750,000	1,805,248
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,083,285
JM Smucker Co.	6.200	11/15/33	1,250,000	1,335,793
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)	4.000	04/01/25	4,250,000	4,244,418
JPMorgan Chase & Co.	6.300	10/31/33	2,000,000	2,018,486
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,947,283
Kemper Corp.	3.800	02/23/32	3,250,000	2,925,946
KeyBank N.A.	4.900	08/08/32	7,000,000	6,773,673
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,146,254
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	4,500,000	4,627,570
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,238,276
Kraft Heinz Foods Co.	5.000	07/15/35	1,000,000	988,026
Lear Corp.	2.600	01/15/32	1,000,000	847,041
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	7,795,058
Leidos, Inc.	7.125	07/01/32	2,518,000	2,773,338
Liberty Property LP	3.250	10/01/26	5,000,000	4,891,501
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,000,000	1,694,735
Lincoln National Corp. (TSFR3M + 2.61911%) (d)	6.942	05/17/66	28,878,000	25,105,518
Lincoln National Corp. (TSFR3M + 2.30161%) (d)	6.595	04/20/67	24,884,000	21,011,551
LKQ Corp.	6.250	06/15/33	6,775,000	7,087,806
Magna Int'l. Inc.	5.980	03/21/26	1,070,000	1,069,975
Manufacturers & Traders Trust Co.	5.400	11/21/25	1,000,000	1,003,717
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,013,823
MasTec, Inc.	5.900	06/15/29	7,000,000	7,171,878
Mather Foundation	2.675	10/01/31	1,500,000	1,269,021
Medallion Financial Corp. (h)	9.250	09/30/28	5,000,000	5,050,000
Meridian Corp. (TSFR3M + 3.950%) (d)	8.260	12/30/29	10,000,000	9,828,552
MetLife, Inc.	5.300	12/15/34	1,250,000	1,270,735
Midland States Bancorp, Inc. (TSFR3M + 3.610%, floor 0.000%) (d)	7.939	09/30/29	5,500,000	5,459,011
Minnwest Corp. (TSFR3M + 3.24161%) (d)(h)	7.544	07/15/28	6,000,000	5,838,181
Morgan Stanley (5.500% to 05/30/29, then 5.900%) (k)	5.500	05/30/30	890,000	887,054
MS Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,888,685
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,165,658
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,765,421
Newport Realty Trust, Inc. (h)	15.000	12/01/25	8,995,177	8,995,177
Newport Realty Trust, Inc.	15.000	12/01/25	899,518	899,518
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(h)	9.171	09/30/27	5,000,000	4,911,984
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,804,624
NextEra Energy Capital Holdings, Inc.	6.051	03/01/25	4,105,000	4,105,000
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (d)(h)	9.000	09/01/34	3,000,000	3,045,000
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,910,000
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,077,979
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,320,468
Omega Healthcare Investors, Inc.	3.250	04/15/33	2,600,000	2,225,381
Oracle Corp.	4.300	07/08/34	1,500,000	1,401,766
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,363,460
Orrstown Financial Services, Inc. (TSFR3M + 3.42161%) (d)	7.746	12/30/28	1,750,000	1,660,965
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,918,750
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	10,001,030
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	8,492,000
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	9,350,592
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)	3.500	12/30/30	3,000,000	2,910,000
Pedcor Bancorp (d)(h)	9.185	02/15/29	3,000,000	2,901,882
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,939,407
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,664,265
Physicians Realty Trust	2.625	11/01/31	1,000,000	864,696
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,172,012
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%) (d)	7.395	09/15/29	5,000,000	4,995,122
Polaris Inc.	6.950	03/15/29	7,250,000	7,660,091
Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	4,950,168
Public Service Co. of New Mexico	3.850	08/01/25	2,500,000	2,484,659
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,393,849
PVH Corp.	4.625	07/10/25	5,680,000	5,664,180
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,174,171
Radian Group Inc.	6.200	05/15/29	6,749,000	6,966,415
Ready Capital Corp.	6.125	04/30/25	5,000,000	4,998,362
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,624,354
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,634,084
Realty Income Corp.	5.050	01/13/26	203,000	202,957
Realty Income Corp.	1.800	03/15/33	1,250,000	984,413
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)	7.285	12/15/65	14,348,000	14,149,311
RenaissanceRe Finance Inc.	3.700	04/01/25	625,000	624,019
Ryder System, Inc.	4.625	06/01/25	737,000	735,623
Sabra Health Care LP	3.200	12/01/31	3,050,000	2,679,801
SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,585,477
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	487,898
Signature Bank New York (e)(f)	4.000	10/15/30	2,595,000	1,543,044
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	4,041,255
South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,871,727
Southern National Bancorp of Virginia, Inc. (TSFR3M + 4.21161%) (d)(h)	8.499	01/31/27	2,000,000	1,953,487
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,956,542
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	683,100
Stanley Black & Decker Inc.	6.272	03/06/26	3,000,000	3,002,284
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	989,960
Store Capital LLC	4.500	03/15/28	2,500,000	2,457,145
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	500,000	515,487
Synchrony Bank	5.400	08/22/25	1,000,000	1,001,723
Synchrony Financial	4.875	06/13/25	2,576,000	2,575,182
Synchrony Financial	3.950	12/01/27	1,000,000	974,814
Sysco Corp.	6.000	01/17/34	500,000	533,723
Take-Two Interactive Software, Inc.	3.550	04/14/25	3,385,000	3,379,698
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,000,000	1,028,973
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875	01/15/29	5,000,000	5,119,762
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,617,697
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(h)	8.170	06/15/29	4,000,000	3,926,008
Textron Inc.	3.875	03/01/25	500,000	500,000
Textron Inc.	6.100	11/15/33	2,350,000	2,490,041
The Conservation Fund	3.474	12/15/29	2,080,000	1,945,439
Time Warner Inc.	7.700	05/01/32	2,500,000	2,717,868
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	2,964,232
Toronto-Dominion Bank	2.450	01/12/32	1,000,000	853,359
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)	6.795	05/15/67	18,223,000	17,175,159
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,932,500
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	10,667,250
Truist Bank	2.250	03/11/30	1,000,000	880,299
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (d)(g)	6.669	09/01/25	10,552,000	10,501,910
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,569,081
UBS AG, Stamford Branch	7.500	07/15/25	1,000,000	1,008,669
UDR, Inc.	3.100	11/01/34	1,500,000	1,256,902
UnitedHealth Group Inc.	4.625	07/15/35	500,000	483,413
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,866,577
Unum Group	3.875	11/05/25	830,000	821,774
Upjohn Inc.	2.700	06/22/30	8,050,000	7,101,002
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(h)	8.381	09/01/28	6,000,000	5,888,233
Valero Energy Corp.	3.650	03/15/25	2,836,000	2,834,524
Valley National Bancorp	4.550	06/30/25	8,000,000	7,952,276
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,283,357
Ventas Realty, LP	5.000	01/15/35	2,000,000	1,950,940
VeriSign, Inc.	5.250	04/01/25	500,000	499,749
VeriSign, Inc.	2.700	06/15/31	1,000,000	874,449
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,589,242
VMware LLC	4.500	05/15/25	2,000,000	1,998,143
Volunteer State Bancshares, Inc. (TSFR3M + 4.365%, floor 4.365%) (d)(h)	8.688	11/15/29	9,000,000	8,818,047
Voya Financial, Inc.	5.000	09/20/34	6,000,000	5,832,342
Wachovia Bank (TSFR3M + 0.06161%) (d)	4.380	11/27/40	1,214,000	1,208,457
Warnermedia Holdings, Inc.	4.279	03/15/32	5,954,000	5,332,219
Washington Gas Light Co.	5.440	08/11/25	3,700,000	3,690,083
Waypoint Residential LLC (e)(f)(h)(i)	13.000	12/15/26	10,000,000	7,737,337
Webster Financial Corp. (TSFR3M + 2.530%) (d)	6.840	12/30/29	9,700,000	9,677,121
Wells Fargo & Co. (0.93 times USISDA10) (d)	4.086	04/30/25	3,000,000	2,994,897
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,221,789
Whirlpool Corp.	3.700	05/01/25	1,755,000	1,750,880
Wingspire Equipment Finance LLC (h)	6.000	06/30/26	6,000,000	5,776,776
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,248,917
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,192,852
Zions Bancorp	3.250	10/29/29	9,092,000	8,218,734

Residential Mortgage-Backed Securities - 0.0%^				114,562
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	121,966	114,562

Taxable Municipal Bonds - 0.0%^				225,260
Summit County OH Development Finance Authority	6.250	05/15/26	225,000	225,260

U.S. Government & Agency Securities - 2.9%				50,107,656
Federal Farm Credit Banks	5.120	09/11/30	10,000,000	9,995,111
Federal Home Loan Banks	5.000	11/12/31	4,130,000	4,135,341
U.S. Treasury Bonds	2.750	08/31/25	11,000,000	10,916,383
U.S. Treasury Bonds	4.500	11/15/25	15,000,000	15,028,008
U.S. Treasury Bonds	4.125	11/15/27	10,000,000	10,032,813

U.S. Government Agency Mortgage-Backed Securities - 2.0%				35,190,698
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,254,343	328,190
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,056,820	1,783,684
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,700,148	1,433,528
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,334,185	1,097,675
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.157	10/15/42	4,310,747	238,186
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,859	381,695
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,290,140	1,773,457
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	547,271	318,612
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,431,135	811,985
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,440,272	1,883,017
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,555,516	2,965,861
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	1.624	03/20/48	3,581,901	330,269
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,022,228	427,269
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,652,321	708,043
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	321,537
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,653,070	1,866,537
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,237,057	623,846
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,429,688	2,931,050
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,055,660	4,212,101
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,322,482	1,932,069
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,239,728	1,427,110
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	735,520	379,349
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,456,306	2,224,753
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,157,141	1,956,686
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,963,590	2,323,163
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	511,026

SHORT-TERM INVESTMENTS - 5.8%				100,316,114
(COST $100,300,302)

Money Market Funds - 0.0%^			Shares	100,000
First American Government Obligations Fund Class X (a)	4.287		100,000	100,000

U.S. Government & Agency Securities - 5.8%			Principal Amount	100,216,114
U.S. Treasury Bills (b)	4.235	03/04/25	5,000,000	4,998,172
U.S. Treasury Bills (b)	4.215	03/06/25	6,000,000	5,996,344
U.S. Treasury Bills (b)	4.221	03/20/25	15,000,000	14,965,705
U.S. Treasury Bills (b)	4.244	04/10/25	15,000,000	14,928,905
U.S. Treasury Bills (b)	4.239	05/01/25	15,000,000	14,895,890
U.S. Treasury Bills (b)	4.247	05/08/25	10,000,000	9,922,771
U.S. Treasury Bills (b)	4.224	06/05/25	10,000,000	9,890,647
U.S. Treasury Bills (b)	4.235	06/26/25	10,000,000	9,866,217
U.S. Treasury Bills (b)	4.233	07/10/25	5,000,000	4,924,974
U.S. Treasury Bills (b)	4.214	07/24/25	5,000,000	4,917,293
U.S. Treasury Bills (b)	4.210	08/07/25	5,000,000	4,909,196

TOTAL INVESTMENTS - 98.9% (COST $1,861,394,926)				1,701,701,974

NET OTHER ASSETS AND LIABILITIES - 1.1%				18,949,377

NET ASSETS - 100.0%				$1,720,651,351

a)	Rate shown represents the 7-day yield at February 28, 2025.
b)	Rate shown represents the current yield for U.S. Treasury Bills at February 28, 2025.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
February 28, 2025.  For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Fixed-to-floating securities reflect their current fixed interest rate, predetermined floating interest rate effective date and the future published reference rate and spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a  reference rate and spread in their description above. Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date. At February 28, 2025, the aggregate value of LIBOR-based reference rate securities was $30,468,280, representing 1.77% of net assets.

e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Perpetual maturity. Date shown represents next contractual call date.
h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At February 28, 2025, the aggregate value of these securities was $437,655,373, representing 25.44% of net assets.

i)	Illiquid security at February 28, 2025. At February 28, 2025, the aggregate value of these securities was $35,872,905, representing 2.08% of net assets.
j)
Level 3 security as described in the accompanying notes.  Securities valued using unadjusted broker quotes from brokers or pricing services.  Such values are based on unobservable inputs. At February 28, 2025, the aggregate value of these securities was $440,000, representing 0.03% of net assets.

k)
Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 28, 2025.

^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate
USISOA10	10-Year Dollar Spread-Adjusted ICE Swap Rate

AG	Aktiengesellschaft is the German term for a public limited liability corporation.
CDFI	Community Development Financial Institution
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.
SCS	Società a Responsabilità Limitata is the Italian term for a public limited company.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$ -	$ 188,838,700	$ -	$ 188,838,700
Commercial mortgage-backed securities	–	203,918,480	–	203,918,480
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	1,122,550,504	340,000	1,122,890,504
Residential mortgage-backed securities	–	114,562	–	114,562
Taxable municipal bonds	–	225,260	–	225,260
U.S. government & agency securities	–	50,107,656	–	50,107,656
U.S. government agency mortgage-backed securities	–	35,190,698	–	35,190,698
Total bonds	–	1,600,945,860	440,000	1,601,385,860
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	100,216,114	–	100,216,114
Total short-term investments	100,000	100,216,114	–	100,316,114
Total investments	$ 100,000	$ 1,701,161,974	$ 440,000	$1,701,701,974

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of February 28, 2025 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2024	$ 100,000	$ 340,000	$ 440,000
Purchases	-	-	-
Sales	-	-	-
Net realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)	-	-	-
Accrued interest	-	-	-
Transfers into level 3	-	-	-
Transfers out of level 3	-	-	-
Balance as of February 28, 2025	$ 100,000	$ 340,000	$ 440,000

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2025

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.